UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-22725
Priority Income Fund, Inc.
(Exact name of registrant as specified in charter)
10 East 40th Street, 42nd Floor
New York, NY 10016
(Address of principal executive offices)
M. Grier Eliasek
Chief Executive Officer
Priority Income Fund, Inc.
10 East 40th Street, 42nd Floor
New York, NY 10016
(Name and address of agent for service)
Registrant’s telephone number, including area code: (212) 448-0702
Date of fiscal year end: June 30
Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

Priority Income Fund, Inc.
Schedule of Investments
September 30, 2014
(unaudited)

Investment(1)	Industry	Investment	Estimated Yield(2)	Maturity	Principal Amount	Amortized Cost	Fair Value(3)	% of Net Assets
Collateralized Loan Obligation - Equity Class (Cayman Islands)
Adams Mill 2014-1A	Structured Finance	Subordinated notes	13.45%	7/15/2026	$500,000	$493,810	$485,203	3.3%
Apidos 2005-2X	Structured Finance	Subordinated notes	12.63%	12/21/2018	820,000	11,257	5,141	0.0%(5)
Apidos 2014-18A	Structured Finance	Subordinated notes	13.99%	7/22/2026	750,000	730,011	712,855	4.9%
BABSN 2014-IIA	Structured Finance	Subordinated notes	13.38%	10/17/2026	1,000,000	919,026	915,199	6.3%
Blue Mountain 2014-1A	Structured Finance	Subordinated notes	12.60%	4/30/2026	250,000	257,022	239,251	1.6%
Carlyle Global Market Strategies CLO 2011-1A	Structured Finance	Subordinated notes	9.19%	8/10/2021	713,706	736,623	793,711	5.5%
Cent CLO 2014-21A(4)	Structured Finance	Subordinated notes	15.28%	7/27/2026	500,000	484,982	476,914	3.3%
CIFC Funding 2006-II	Structured Finance	Preferred shares	11.68%	3/1/2021	406,629	188,069	198,495	1.4%
CIFC Funding 2013-II	Structured Finance	Subordinated notes	12.56%	4/21/2025	250,000	254,401	275,698	1.9%
CIFC Funding 2014-1A	Structured Finance	Income notes	12.34%	4/18/2025	250,000	224,667	244,656	1.7%
CIFC Funding 2014-4A(4)	Structured Finance	Income notes	13.69%	10/17/2026	1,000,000	951,929	945,117	6.5%
COV 2014-1A	Structured Finance	Subordinated notes	13.64%	7/20/2026	274,390	231,898	235,813	1.6%
CSAM Madison Park Funding 2014-13A	Structured Finance	Subordinated notes	12.71%	1/19/2025	250,000	225,914	248,748	1.7%
CSAM Madison Park Funding 2014-14X	Structured Finance	Subordinated notes	10.21%	7/20/2026	750,000	754,045	743,040	5.1%
Flagship 2006-1A	Structured Finance	Subordinated securities	5.31%	9/20/2019	150,000	44,603	39,790	0.3%
Galaxy 2014-17A(4)	Structured Finance	Subordinated notes	14.64%	7/15/2026	250,000	233,055	228,571	1.6%
Galaxy 2014-18A	Structured Finance	Subordinated notes	13.07%	10/15/2026	250,000	220,001	216,297	1.5%
Halcyon Loan Investors 2006-1A	Structured Finance	Income notes	7.54%	11/20/2020	504,000	250,886	233,823	1.6%
Halcyon Loan Advisers 2014-2A(4)	Structured Finance	Subordinated notes	15.82%	4/28/2025	400,000	380,661	378,001	2.6%
Halcyon Loan Advisers 2014-3A	Structured Finance	Subordinated notes	12.82%	10/22/2025	500,000	470,000	470,655	3.2%
LCM XV	Structured Finance	Income notes	12.26%	8/25/2024	250,000	218,855	238,487	1.6%
LCM XVI	Structured Finance	Income notes	13.75%	7/15/2026	500,000	478,932	453,637	3.1%
LCM XVII	Structured Finance	Income notes	13.55%	10/15/2026	500,000	445,000	445,000	3.1%
MC Funding 2006-1	Structured Finance	Preferred shares	4.94%	12/20/2020	387,965	196,860	165,443	1.1%
MVW 2014-1A	Structured Finance	Income notes	14.47%	10/15/2026	1,000,000	906,793	905,686	6.2%
Ocean Trails CLO II 2007-2X	Structured Finance	Subordinated notes	14.63%	6/27/2022	367,064	202,031	208,684	1.4%
Octagon 2014-1A	Structured Finance	Subordinated notes	12.71%	11/18/2026	2,000,000	1,752,901	1,746,305	12.0%
Octagon Loan Funding	Structured Finance	Subordinated notes	12.84%	11/18/2026	500,000	483,261	475,071	3.3%

SEPTEMBER 30, 2014 N-Q                                                  2
PRIORITY INCOME FUND, INC.

OZLM 2014-8A	Structured Finance	Subordinated notes	11.83%	5/30/2023	750,000	687,146	682,612	4.7%
Phoenix III (formerly, Avenue CLO 2007-6A)	Structured Finance	Subordinated notes	17.64%	7/17/2019	556,629	221,437	271,018	1.9%
Regatta IV Funding	Structured Finance	Subordinated notes	12.59%	7/25/2026	250,000	239,836	235,698	1.6%
Symphony 2014-14A(4)	Structured Finance	Subordinated notes	13.79%	7/14/2026	750,000	767,494	726,743	5.0%
Voya CLO I (formerly, ING Investment Management CLO I)	Structured Finance	Preference shares	11.74%	12/1/2017	351,000	31,799	45,968	0.3%
Voya CLO 2014-1 (formerly, ING Investment Management CLO 2014-I)(4)	Structured Finance	Subordinated notes	12.75%	4/18/2026	250,000	255,537	248,980	1.7%
Washington Mill 2014-1A(4)	Structured Finance	Subordinated notes	17.41%	4/20/2026	400,000	389,099	388,560	2.7%
West 2014-1A	Structured Finance	Subordinated notes	12.56%	7/18/2026	375,000	349,259	341,355	2.4%
Total Collateralized Loan Obligation - Equity Class						15,689,100	15,666,225	107.7%
Total Investments						$15,689,100	15,666,225
Liabilities in excess of other assets							(1,161,517)	(7.7)%
Net Assets							$14,504,708	100.0%

(1) The Company does not "control" and is not an "affiliate" of any of the portfolio investments, each term as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). In general, under the 1940 Act, the Company would be presumed to "control" a portfolio company if the Company owned 25% or more of its voting securities and would be an "affiliate" of a portfolio company if the Company owned 5% or more of its voting securities.

(2) The CLO subordinated notes/securities, income notes and preference/preferred shares are considered equity positions in the CLOs. Equity investments are entitled to distributions, which are generally equal to the remaining cash flow of the payments made by the underlying loans less contractual payments to debt holders and expenses. The estimated yield indicated is based upon the current projection (as of September 30, 2014) of the amount and timing of these distributions and the estimated amount of repayment of the investment. Such projections are periodically reviewed and adjusted, and the estimated yield may not ultimately be realized.

(3) Fair value is determined in good faith by the board of directors of the Company.
(4) Co-investment with another fund managed by an affiliate of the Adviser.
(5) Less than 0.05%.

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2014 N-Q                                                  3
PRIORITY INCOME FUND, INC.

Notes to Schedule of Investments
September 30, 2014
(unaudited)

Note 1. Investment Valuation
Priority Income Fund, Inc. (formerly, Priority Senior Secured Income Fund, Inc.) (the "Company") follows guidance under U.S. generally accepted accounting principles, which classifies the inputs used to measure fair values into the following hierarchy:

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2. Quoted prices for similar assets or liabilities in active markets, or quoted prices for identical or similar assets or liabilities on an inactive market, or other observable inputs other than quoted prices.

Level 3. Unobservable inputs for the asset or liability.

In all cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each investment.

Investments for which market quotations are readily available are valued at such market quotations and are classified in level 1 of the fair value hierarchy.

U.S. government securities for which market quotations are available are valued at a price provided by an independent pricing agent or primary dealer. The pricing agent or primary dealer provides these prices usually after evaluating inputs including yield curves, credit rating, yield spreads, default rates, cash flows, broker quotes and reported trades. U.S.
government securities are categorized in level 2 of the fair value hierarchy.

With respect to investments for which market quotations are not readily available, or when such market quotations are deemed not to represent fair value, the board of directors (the "Board") has approved a multi-step valuation process for each quarter, as described below, and such investments are classified in level 3 of the fair value hierarchy:

(1) the quarterly valuation process begins with the investment valuation firm engaged by the Board determining preliminary valuations for each portfolio security based on financial information received from the portfolio securities, and providing the Board with a recommended valuation or a valuation range for each portfolio security;

(2) each portfolio security report from the independent valuation firm is reviewed by investment professions of the Adviser and the finance group from completeness and accuracy of the underlying data;

(3) the audit committee of the Board ("Audit Committee") reviews and discusses the preliminary valuations of the Adviser and that of the independent valuation firm. The independent valuation firm and the Adviser are queried, as necessary, to supplement the valuation conclusions to reflect any comments provided by the Audit Committee; and

(4) the Board discusses valuations and determines the fair value of each investment in the portfolio, in good faith, based on the input of the Adviser, the independent valuation firm and the Audit Committee.

The types of factors that are taken into account in fair value determination include, as relevant, market changes in expected returns for similar investments, performance improvement or deterioration, the nature and realizable value of any collateral, the issuer's ability to make payments and its earnings and cash flows, the markets in which the issuer does business, comparisons to traded securities, and other relevant factors.

SEPTEMBER 30, 2014 N-Q                                                  4
PRIORITY INCOME FUND, INC.

Notes to Schedule of Investments
September 30, 2014
(unaudited)

The following table summarizes the inputs used to value the Company's investments measured at fair value as of September 30, 2014.

	Level 1	Level 2	Level 3	Total
Assets
Collateralized Loan Obligation - Equity Class	$—	$—	$15,666,225	$15,666,225

The following is a reconciliation of investments for which level 3 inputs were used in determining fair value.

Collateralized Loan Obligation Equity Investments
Balance at June 30, 2014	$7,921,852
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	3,560
Purchases of portfolio investments	8,023,550
Sales and repayments of portfolio investments	(354,920)
Accretion of purchase discount, net	72,183
Transfers into level 3(1)	—
Transfers out of level 3(1)	—
Balance at September 30, 2014	$15,666,225

Net change in unrealized appreciation (depreciation) attributable to level 3 investments still held at the end of the period	$3,560

(1)Transfers are assumed to have occurred at the beginning of the period. There were no transfers between level 1 and level 2 during the period.

The following table provides quantitative information about significant unobservable inputs used in the fair value measurement of level 3 investments as of September 30, 2014.

			Unobservable Input
Asset Category	Fair Value	Primary Valuation Technique	Input	Range	Weighted Average
Collateral Loan Obligation - Equity Class	$15,666,225	Discounted Cash Flow	Discount Rate	6.02% - 16.56%	12.32%

In determining the range of fair value for investments in CLOs, management and the independent valuation firm used a discounted cash flow model. The valuations were accomplished through the analysis of the CLO deal structures to identify the risk exposures from the modeling point of view. For each CLO security, the most appropriate valuation approach was chosen from alternative approaches to ensure the most accurate valuation for such security. A waterfall engine is used to store the collateral data, generate collateral cash flows from the assets based on various assumptions for the risk factors, and distribute the cash flows to the liability structure based on the payment priorities, and discount them back using proper discount rates.

The discounted cash flow model considers the CLO structure as well as current asset and liability characteristics based upon information derived from data sources such as the CLOs' trustee reports and indentures. Key model inputs include reinvestment asset spread, expected prepayment rate, default rate and recovery rate for the underlying collateral held in the CLOs. These inputs are derived by reference to a variety of market sources and historical performance metrics. A discount rate is applied to the expected future cash flows from the CLOs derived from the third-party cash flow model, which reflects the

SEPTEMBER 30, 2014 N-Q                                                  5
PRIORITY INCOME FUND, INC.

Notes to Schedule of Investments
September 30, 2014
(unaudited)

perceived level of risk that would be used by another market participant in determining fair value. An analysis of the observable risk premium data as well as the structural strength and credit quality of the CLOs is undertaken in determining the discount rate.

The fair value calculations for the CLOs are sensitive to the key model inputs, including amongst other things, default and recovery rates. The default rate, recovery rate and other assumptions are determined by reference to a variety of observable market sources and applied according to the quality and asset class mix of the underlying collateral and the historical track record of each particular collateral manager. The model assumptions are reviewed on a regular basis and adjusted as appropriate to factor in historic, current and potential market developments.

The significant unobservable input used to value the CLOs is the discount rate applied to the estimated future cash flows expected to be received from the underlying investment, which includes both future principal and interest payments. Included in the consideration and selection of the discount rate are the following factors: risk of default, comparable investments, and call provisions. An increase or decrease in the discount rate applied to projected cash flows, where all other inputs remain constant, would result in a decrease or increase, respectively, in the fair value measurement.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Company's investments may fluctuate from period to period. Additionally, the fair value of the
Company's investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Company may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the
Company were required to liquidate a portfolio investment in a forced or liquidation sale, the Company could realize significantly less than the value at which the Company has recorded it. In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned.

SEPTEMBER 30, 2014 N-Q                                                  6
PRIORITY INCOME FUND, INC.

Notes to Schedule of Investments
September 30, 2014
(unaudited)

The tax cost of the Company's portfolio investments as of September 30, 2014 was as follows:

Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$15,780,669	$207,659	$(322,103)	$(114,444)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) relate primarily to the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Chief Executive Officer (its principal executive officer) and Chief Financial Officer (its principal financial officer) have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's management, including the registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected or are reasonably likely to materially affect the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SEPTEMBER 30, 2014 N-Q                                                  7
PRIORITY INCOME FUND, INC.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIORITY INCOME FUND, INC.
By: /s/ M. Grier Eliasek
M. Grier Eliasek
Chief Executive Officer
Date: November 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ M. Grier Eliasek
M. Grier Eliasek
Chief Executive Officer
Date: November 7, 2014

By: /s/ Frank V. Saracino
Frank V. Saracino
Chief Financial Officer, Chief Compliance Officer
Treasurer and Secretary
Date: November 7, 2014